Risk/Return Detail Data - FidelitySAIInternationalIndexFunds-ComboPRO	Aug. 01, 2025
FidelitySAIInternationalIndexFunds-ComboPRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® SAI Emerging Markets Value Index Fund, Fidelity® SAI International Momentum Index Fund, and Fidelity® SAI International Quality Index FundDecember 30, 2024Prospectus
Objective, Primary [Text Block]	Fidelity® SAI International Momentum Index Fund seeks to provide investment results that correspond to the total return of international stocks with high momentum characteristics.
Document Type	497
Registrant Name	Fidelity Salem Street Trust